Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Branches Office Trust Location
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	5
Number of locations	57
Number of branch offices	47
Number of loan production office	1
Reverse stock split, description	1-for-5 reverse stock split
Reverse stock split ratio	5
DELAWARE
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	4
CONNECTICUT
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	1